Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000213183 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213183 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000213183 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000213183 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213183 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213183 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213183 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213183 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213183 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213183 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213183 | Stock Indices
Holdings [Line Items]
Percent of Total Investments	40.90%
C000213183 | Inflation
Holdings [Line Items]
Percent of Total Investments	26.30%
C000213183 | Credits
Holdings [Line Items]
Percent of Total Investments	8.50%
C000213183 | Bonds
Holdings [Line Items]
Percent of Total Investments	24.30%
C000213182 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000213182 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000213182 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000213182 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213182 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213182 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213182 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213182 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213182 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213182 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213182 | Stock Indices
Holdings [Line Items]
Percent of Total Investments	40.90%
C000213182 | Inflation
Holdings [Line Items]
Percent of Total Investments	26.30%
C000213182 | Credits
Holdings [Line Items]
Percent of Total Investments	8.50%
C000213182 | Bonds
Holdings [Line Items]
Percent of Total Investments	24.30%
C000207202 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000207202 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000207202 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000207202 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000207202 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000207202 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207202 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207202 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207202 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207202 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207202 | Stock Indices
Holdings [Line Items]
Percent of Total Investments	40.90%
C000207202 | Inflation
Holdings [Line Items]
Percent of Total Investments	26.30%
C000207202 | Credits
Holdings [Line Items]
Percent of Total Investments	8.50%
C000207202 | Bonds
Holdings [Line Items]
Percent of Total Investments	24.30%
C000207200 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000207200 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000207200 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000207200 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000207200 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000207200 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207200 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207200 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207200 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207200 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207200 | Stock Indices
Holdings [Line Items]
Percent of Total Investments	40.90%
C000207200 | Inflation
Holdings [Line Items]
Percent of Total Investments	26.30%
C000207200 | Credits
Holdings [Line Items]
Percent of Total Investments	8.50%
C000207200 | Bonds
Holdings [Line Items]
Percent of Total Investments	24.30%
C000207201 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000207201 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000207201 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000207201 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000207201 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000207201 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207201 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207201 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207201 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207201 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207201 | Stock Indices
Holdings [Line Items]
Percent of Total Investments	40.90%
C000207201 | Inflation
Holdings [Line Items]
Percent of Total Investments	26.30%
C000207201 | Credits
Holdings [Line Items]
Percent of Total Investments	8.50%
C000207201 | Bonds
Holdings [Line Items]
Percent of Total Investments	24.30%
C000244413 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244413 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244413 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244413 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244413 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244413 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244413 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244413 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244413 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244413 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244413 | Stocks
Holdings [Line Items]
Percent of Total Investments	39.70%
C000244413 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.60%
C000244413 | Currencies
Holdings [Line Items]
Percent of Total Investments	21.50%
C000244413 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	7.70%
C000244413 | Credit
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244413 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244413 | FR_TSR_Top10_ NATGAS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244413 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244413 | FR_TSR_Top10_ COPPER
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244413 | FR_TSR_Top10_ COFFEE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244413 | FR_TSR_Top10_ CDX
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244413 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244413 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244413 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244413 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244413 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244413 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244413 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244413 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244413 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244413 | FR_TSR_Top10_ FTSE100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244413 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244413 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244413 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244413 | FR_TSR_Top10_EMSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244413 | FR_TSR_Top10_ GILTS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244414 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244414 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244414 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244414 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244414 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244414 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244414 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244414 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244414 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244414 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244414 | Stocks
Holdings [Line Items]
Percent of Total Investments	39.70%
C000244414 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.60%
C000244414 | Currencies
Holdings [Line Items]
Percent of Total Investments	21.50%
C000244414 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	7.70%
C000244414 | Credit
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244414 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244414 | FR_TSR_Top10_ NATGAS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244414 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244414 | FR_TSR_Top10_ COPPER
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244414 | FR_TSR_Top10_ COFFEE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244414 | FR_TSR_Top10_ CDX
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244414 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244414 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244414 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244414 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244414 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244414 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244414 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244414 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244414 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244414 | FR_TSR_Top10_ FTSE100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244414 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244414 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244414 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244414 | FR_TSR_Top10_EMSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244414 | FR_TSR_Top10_ GILTS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244411 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244411 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244411 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244411 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244411 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244411 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244411 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244411 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244411 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244411 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244411 | Stocks
Holdings [Line Items]
Percent of Total Investments	39.70%
C000244411 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.60%
C000244411 | Currencies
Holdings [Line Items]
Percent of Total Investments	21.50%
C000244411 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	7.70%
C000244411 | Credit
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244411 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244411 | FR_TSR_Top10_ NATGAS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244411 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244411 | FR_TSR_Top10_ COPPER
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244411 | FR_TSR_Top10_ COFFEE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244411 | FR_TSR_Top10_ CDX
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244411 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244411 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244411 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244411 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244411 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244411 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244411 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244411 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244411 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244411 | FR_TSR_Top10_ FTSE100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244411 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244411 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244411 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244411 | FR_TSR_Top10_EMSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244411 | FR_TSR_Top10_ GILTS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244412 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244412 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244412 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244412 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244412 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244412 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244412 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244412 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244412 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244412 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244412 | Stocks
Holdings [Line Items]
Percent of Total Investments	39.70%
C000244412 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.60%
C000244412 | Currencies
Holdings [Line Items]
Percent of Total Investments	21.50%
C000244412 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	7.70%
C000244412 | Credit
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244412 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244412 | FR_TSR_Top10_ NATGAS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244412 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244412 | FR_TSR_Top10_ COPPER
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244412 | FR_TSR_Top10_ COFFEE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244412 | FR_TSR_Top10_ CDX
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244412 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244412 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244412 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244412 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244412 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244412 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244412 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244412 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244412 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244412 | FR_TSR_Top10_ FTSE100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244412 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244412 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244412 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244412 | FR_TSR_Top10_EMSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244412 | FR_TSR_Top10_ GILTS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144085 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144085 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144085 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144085 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144085 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | Copper
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144085 | SONIA 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144085 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144085 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000144085 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.00%
C000144085 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	21.90%
C000144085 | Equities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000144085 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144085 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144085 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144085 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144085 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144085 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144085 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144085 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144085 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144085 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144085 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144085 | FR_TSR_Top10_FTSETAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144085 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_SP500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144085 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144086 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144086 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144086 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144086 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144086 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | Copper
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144086 | SONIA 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144086 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144086 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000144086 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.00%
C000144086 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	21.90%
C000144086 | Equities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000144086 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144086 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144086 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144086 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144086 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144086 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144086 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144086 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144086 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144086 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144086 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144086 | FR_TSR_Top10_FTSETAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144086 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_SP500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144086 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144089 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144089 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144089 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144089 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144089 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | Copper
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144089 | SONIA 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144089 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144089 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000144089 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.00%
C000144089 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	21.90%
C000144089 | Equities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000144089 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144089 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144089 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144089 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144089 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144089 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144089 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144089 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144089 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144089 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144089 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144089 | FR_TSR_Top10_FTSETAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144089 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_SP500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144089 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144088 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144088 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144088 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144088 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144088 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | Copper
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144088 | SONIA 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144088 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144088 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000144088 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.00%
C000144088 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	21.90%
C000144088 | Equities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000144088 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144088 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144088 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144088 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144088 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144088 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144088 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144088 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144088 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144088 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144088 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144088 | FR_TSR_Top10_FTSETAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144088 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_SP500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144088 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144087 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144087 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144087 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144087 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144087 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | Copper
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144087 | SONIA 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144087 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144087 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.60%
C000144087 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.00%
C000144087 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	21.90%
C000144087 | Equities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000144087 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144087 | FR_TSR_Top10_ YEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144087 | FR_TSR_Top10_ RAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144087 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144087 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144087 | FR_TSR_Top10_ REAL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_ TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144087 | FR_TSR_Top10_ NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144087 | FR_TSR_Top10_ USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144087 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144087 | FR_TSR_Top10_ EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144087 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144087 | FR_TSR_Top10_FTSETAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144087 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_SP500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144087 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162332 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162332 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162332 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162332 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162332 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162332 | Mastercard, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162332 | Meta Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162332 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162332 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162332 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162332 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162332 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162332 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162332 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162332 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000162332 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000162332 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000162332 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162332 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000162332 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000162332 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162333 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162333 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162333 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162333 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162333 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162333 | Mastercard, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162333 | Meta Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162333 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162333 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162333 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162333 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162333 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162333 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162333 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162333 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000162333 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000162333 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000162333 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162333 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000162333 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000162333 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162335 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162335 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162335 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162335 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162335 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162335 | Mastercard, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162335 | Meta Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162335 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162335 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162335 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162335 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162335 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162335 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162335 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162335 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000162335 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000162335 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000162335 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162335 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000162335 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000162335 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162334 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162334 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162334 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162334 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162334 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162334 | Mastercard, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162334 | Meta Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162334 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162334 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162334 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162334 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162334 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162334 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162334 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162334 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000162334 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000162334 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000162334 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162334 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000162334 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000162334 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000202403 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202403 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202403 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000202403 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000202403 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202403 | Mastercard, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202403 | Meta Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202403 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202403 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202403 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000202403 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000202403 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202403 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202403 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202403 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000202403 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000202403 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000202403 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000202403 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000202403 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000202403 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162336 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162336 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162336 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162336 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162336 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162336 | Mastercard, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162336 | Meta Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162336 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162336 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162336 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162336 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162336 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162336 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162336 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162336 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000162336 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000162336 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000162336 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162336 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000162336 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000162336 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110036 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110036 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000110036 | Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110036 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110036 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110036 | RTX Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110036 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110036 | Marathon Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110036 | Ally Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110036 | Applied Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110036 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110036 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110036 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110036 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110036 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000110036 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110036 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110036 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000110036 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000110036 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000110036 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110037 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110037 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000110037 | Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110037 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110037 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110037 | RTX Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110037 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110037 | Marathon Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110037 | Ally Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110037 | Applied Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110037 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110037 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110037 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110037 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110037 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000110037 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110037 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110037 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000110037 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000110037 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110037 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000110037 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110040 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110040 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000110040 | Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110040 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110040 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110040 | RTX Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110040 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110040 | Marathon Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110040 | Ally Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110040 | Applied Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110040 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110040 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110040 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110040 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110040 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000110040 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110040 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110040 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000110040 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000110040 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110040 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000110040 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110038 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110038 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000110038 | Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110038 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110038 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110038 | RTX Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110038 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110038 | Marathon Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110038 | Ally Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110038 | Applied Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110038 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110038 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110038 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110038 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110038 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000110038 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110038 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110038 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000110038 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000110038 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110038 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000110038 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000190448 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000190448 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190448 | Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190448 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000190448 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000190448 | RTX Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190448 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190448 | Marathon Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190448 | Ally Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190448 | Applied Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190448 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190448 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190448 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000190448 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000190448 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000190448 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190448 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190448 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000190448 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000190448 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000190448 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000190448 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110039 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110039 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000110039 | Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110039 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110039 | Synchrony Financial_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110039 | RTX Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110039 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110039 | Marathon Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110039 | Ally Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110039 | Applied Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110039 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110039 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110039 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110039 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110039 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000110039 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110039 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110039 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000110039 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000110039 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110039 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000110039 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110032 | ICON PLC_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110032 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110032 | Tradeweb Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110032 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110032 | Copart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110032 | Spotify Technology SA_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110032 | Crowdstrike Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110032 | Guidewire Software, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110032 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110032 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110032 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110032 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110032 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000110032 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110032 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110032 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110032 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000110032 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000110032 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110032 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000110032 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110033 | ICON PLC_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110033 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110033 | Tradeweb Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110033 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110033 | Copart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110033 | Spotify Technology SA_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110033 | Crowdstrike Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110033 | Guidewire Software, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110033 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110033 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110033 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110033 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110033 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000110033 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110033 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110033 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110033 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000110033 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000110033 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110033 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000110033 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110031 | ICON PLC_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110031 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110031 | Tradeweb Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110031 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110031 | Copart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110031 | Spotify Technology SA_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110031 | Crowdstrike Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110031 | Guidewire Software, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110031 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110031 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110031 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110031 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110031 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000110031 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110031 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110031 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110031 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000110031 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000110031 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110031 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000110031 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110034 | ICON PLC_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110034 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110034 | Tradeweb Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110034 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110034 | Copart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110034 | Spotify Technology SA_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110034 | Crowdstrike Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110034 | Guidewire Software, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110034 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110034 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110034 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110034 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110034 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000110034 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110034 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110034 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110034 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000110034 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000110034 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110034 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000110034 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210485 | ICON PLC_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210485 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210485 | Tradeweb Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210485 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210485 | Copart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210485 | Spotify Technology SA_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210485 | Crowdstrike Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210485 | Guidewire Software, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210485 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210485 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210485 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210485 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210485 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000210485 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210485 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210485 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210485 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000210485 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000210485 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210485 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000210485 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110035 | ICON PLC_
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110035 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110035 | Tradeweb Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110035 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110035 | Copart, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110035 | Spotify Technology SA_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110035 | Crowdstrike Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110035 | Guidewire Software, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110035 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110035 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110035 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110035 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110035 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000110035 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110035 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000110035 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110035 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000110035 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000110035 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110035 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000110035 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110026 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110026 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110026 | Viper Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110026 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110026 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110026 | BellRing Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110026 | HealthEquity, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110026 | SPS Commerce, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110026 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110026 | Leonardo DRS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110026 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110026 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110026 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110026 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000110026 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000110026 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110026 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000110026 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110026 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110026 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110027 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110027 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110027 | Viper Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110027 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110027 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110027 | BellRing Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110027 | HealthEquity, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110027 | SPS Commerce, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110027 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110027 | Leonardo DRS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110027 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110027 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110027 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110027 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000110027 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000110027 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110027 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000110027 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110027 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110027 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110030 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110030 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110030 | Viper Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110030 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110030 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110030 | BellRing Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110030 | HealthEquity, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110030 | SPS Commerce, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110030 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110030 | Leonardo DRS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110030 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000110030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000110030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000110030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110030 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110030 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110028 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110028 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110028 | Viper Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110028 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110028 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110028 | BellRing Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110028 | HealthEquity, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110028 | SPS Commerce, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110028 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110028 | Leonardo DRS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000110028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000110028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000110028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110028 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110028 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213181 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213181 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000213181 | Viper Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213181 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213181 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213181 | BellRing Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213181 | HealthEquity, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213181 | SPS Commerce, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213181 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213181 | Leonardo DRS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213181 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213181 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213181 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213181 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000213181 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000213181 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000213181 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000213181 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000213181 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000213181 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110029 | Manhattan Associates, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110029 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110029 | Viper Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110029 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110029 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110029 | BellRing Brands, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110029 | HealthEquity, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110029 | SPS Commerce, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110029 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110029 | Leonardo DRS, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110029 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110029 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110029 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110029 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000110029 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000110029 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110029 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000110029 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110029 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110029 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%